Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash		$ 7,420,426	$ 2,534,502
Accounts receivable		32,411	55,266
Receivable from shareholders			3,000,000
Other receivables and prepaid expenses		108,215	152,805
Total current assets		7,640,998	5,742,573
Property and equipment, net		25,812	33,079
Intangible assets, net		270,071	270,795
Right-of-use assets		132,606
Equity Investment		568,139
Deferred tax assets, net		199,371	142,638
Total assets		8,836,997	6,189,085
Current liabilities
Accounts payable		44,771	65,314
Deferred revenue (inclusive of $0 and 270,513 from related parties as of December 31, 2025 and 2024 respectively)		6,802	448,253
Other payables and accrued liabilities		11,007	162,073
Lease liabilities – current		80,412
Taxes payable		88,762	81,046
Total current liabilities		231,754	2,119,637
Non-current liabilities
Lease liabilities – non-current		53,350
Total liabilities		285,104	2,119,637
Commitments and contingencies (Note 16)
Shareholders’ Equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 7,571,078 and 5,290,000 shares issued and outstanding as of December 31,2025 and 2024, respectively	[1]	757	529
Additional paid-in capital		19,278,129	5,999,484
Additional paid-in capital – Restricted Share Unit		788,915
Accumulated deficit		(11,519,521)	(1,931,686)
Accumulated other comprehensive income		3,613	1,121
Total shareholders’ equity		8,551,893	4,069,448
Total liabilities and shareholders’ equity		8,836,997	6,189,085
Related Party
Current Assets
Accounts receivable – a related party		79,946
Current liabilities
Due to related parties			$ 1,362,951

[1]	The share information is presented on a retrospective basis to reflect the reorganization and stock split (Note 1).